Commitments and Contingencies - Summary of Leases of Lessee (Detail) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Capital Lease Obligations [Abstract]
2024	¥ 1,750	$ 246